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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                              ---------------------

Check here if Amendment |_|; Amendment Number:
                                              -----

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     The Vertical Group, L.P.
         -----------------------------------
Address:  25 DeForest Avenue
         -----------------------------------
          Summit, NJ 07901
         -----------------------------------

Form 13F File Number: 28- 10845
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John E. Runnells
         -----------------------------------
Title:    General Partner
         -----------------------------------
Phone:    (908) 277-3737
         -----------------------------------

Signature, Place, and Date of Signing:


      /s/ John E. Runnells           Summit, New Jersey     November 13, 2006
--------------------------------    --------------------   -------------------
           [Signature]                 [City, State]             [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -------------

Form 13F Information Table Entry Total:           18
                                         -------------

Form 13F Information Table Value Total:     $222,159
                                         -------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

                                      None

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                          Form 13F INFORMATIONAL TABLE

       COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8

                          TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
     NAME OF ISSUER         CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
Advanced Magnetics Inc.      COM    00753P103      310       9,100  SH            SOLE       N/A         9,100
----------------------------------------------------------------------------------------------------------------------------
Allos Therapeutics           COM    019777101    2,388     633,400  SH            SOLE       N/A       633,400
----------------------------------------------------------------------------------------------------------------------------
Allscripts Health System     COM    01988P108   12,584     559,800  SH            SOLE       N/A       559,800
----------------------------------------------------------------------------------------------------------------------------
Am. Med. Systems             COM    02744M108   23,125   1,254,754  SH            SOLE       N/A     1,254,754
----------------------------------------------------------------------------------------------------------------------------
Boston Scientific            COM    101137107    6,389     431,962  SH            SOLE       N/A       431,962
----------------------------------------------------------------------------------------------------------------------------
Celgene Corporation          COM    151020104   19,485     450,000  SH            SOLE       N/A       450,000
----------------------------------------------------------------------------------------------------------------------------
EV3 Inc.                     COM    26928A200   59,267   3,484,224  SH            SOLE       N/A     3,484,224
----------------------------------------------------------------------------------------------------------------------------
Foxhollow Technologies       COM    35166A103    1,099      32,158  SH            SOLE       N/A        32,158
----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson            COM    478160104    6,470      99,638  SH            SOLE       N/A        99,638
----------------------------------------------------------------------------------------------------------------------------
Kyphon                       COM    510577100   16,010     427,840  SH            SOLE       N/A       427,840
----------------------------------------------------------------------------------------------------------------------------
Lifecell                     COM    531927101   30,285     939,933  SH            SOLE       N/A       939,933
----------------------------------------------------------------------------------------------------------------------------
Lifecore Biomedical          COM    532187101   16,575   1,175,500  SH            SOLE       N/A     1,175,500
----------------------------------------------------------------------------------------------------------------------------
McKesson                     COM    58155Q103    1,817      34,474  SH            SOLE       N/A        34,474
----------------------------------------------------------------------------------------------------------------------------
Nortel Networks              COM    656568102      138      60,000  SH            SOLE       N/A        60,000
----------------------------------------------------------------------------------------------------------------------------
Orthologic                   COM    68750J107       26      20,000  SH            SOLE       N/A        20,000
----------------------------------------------------------------------------------------------------------------------------
St. Jude Med Inc.            COM    790849103    2,473      70,000  SH            SOLE       N/A        70,000
----------------------------------------------------------------------------------------------------------------------------
Ventana Med.                 COM    92276H106   23,319     571,117  SH            SOLE       N/A       571,117
----------------------------------------------------------------------------------------------------------------------------
Zix Corp.                    COM    98974P100      399     644,010  SH            SOLE       N/A       644,010
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